RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Short-term employee benefits	$ 2,020	$ 1,898	$ 1,953
Post-employment benefits	185	88	48
Total compensation paid to key management personnel	$ 2,205	$ 1,986	$ 2,001